Land, furniture and equipment - Net: (Tables)	12 Months Ended
Dec. 31, 2025
Land, furniture and equipment - Net:
Schedule of land, furniture and equipment, net

			Foreign currency
	01/01/2024		translation		Additions		Disposals transfers		12/31/2024
Land	Ps.	177	Ps.	15		—		—	Ps.	192
Furniture & equipment		139,342		3,267	Ps.	16,629		—		159,238
Machinery & equipment		151,868		40,650		26,354		—		218,872
Computer equipment		117,323		32,777		35,870		—		185,970
Transport equipment		46,183		10,847		9,533	Ps.	(3,397)		63,166
Improvements to leased		—		—		—		—		—
premises		98,824		27,922		33,814		—		160,560
Accumulated depreciation		(369,701)		(77,597)		(72,250)		—		(519,548)
	Ps.	184,016	Ps.	37,881	Ps.	49,950	Ps.	(3,397)	Ps.	268,450

			Foreign currency
	01/01/2025		translation		Additions		Disposals transfers		12/31/2025
Land	Ps.	192	Ps.	3		—		—	Ps.	195
Furniture & equipment		159,238		(2,114)	Ps.	25,640		—		182,764
Machinery & equipment		218,872		(30,175)		15,426		—		204,123
Computer equipment		185,970		(30,458)		46,270		—		201,782
Transport equipment		63,166		(8,887)		7,869	Ps.	(1,170)		60,978
Improvements to leased		160,560		(24,182)		57,504		—		193,882
premises		—		—				—		—
Accumulated depreciation		(519,548)		67,389		(88,497)		—		(540,656)
	Ps.	268,450	Ps.	(28,424)	Ps.	64,212	Ps.	(1,170)	Ps.	303,068